CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Total net income (loss)	CAD 2,487	CAD 2,826
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	(737)	(636)
Change in unrealized gains (losses) on available-for-sale assets:
Unrealized gains (losses)	247	117
Reclassifications to net income (loss)	(112)	(131)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	3	5
Reclassifications to net income (loss)	(8)	(14)
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(31)	(68)
Reclassifications to net income (loss) upon change in control (Note 3)	0	(8)
Total items that may be reclassified subsequently to income	(638)	(735)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(69)	(73)
Revaluation surplus on transfer to investment properties (Note 5.A)	139	0
Total items that will not be reclassified subsequently to income	70	(73)
Total other comprehensive income (loss)	(568)	(808)
Total comprehensive income (loss)	1,919	2,018
Less: Participating policyholders' and non-controlling interests' comprehensive income (loss)	238	243
Shareholders' comprehensive income (loss)	1,681	1,775
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains / losses	0	1
Unrealized gains / losses on available-for-sale assets	(92)	(58)
Reclassifications to net income for available-for-sale assets	39	48
Unrealized gains / losses on cash flow hedges	(1)	(6)
Reclassifications to net income for cash flow hedges	3	5
Total items that may be reclassified subsequently to income	(51)	(10)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	22	32
Revaluation surplus on transfer to investment properties (Note 5.A)	(33)	0
Total items that will not be reclassified subsequently to income	(11)	32
Total income tax benefit (expense) included in other comprehensive income (loss)	CAD (62)	CAD 22